Business Combinations - Table 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Summary of Actual and Pro Forma Results of Operations for Acquisitions
Acquired entities only: Actual from acquisition date to December 31, 2010, Net Operating Revenues	$ 10.1
Acquired entities only: Actual from acquisition date to December 31, 2010, Net Income Attributable to HealthSouth	0.4
Combined entity: Supplemental pro forma (unaudited), Net Operating Revenues	1,896.1	1,817.1
Combined entity: Supplemental pro forma (unaudited), Net Income Attributable to HealthSouth	$ 902.7	$ 100.2